Related Party Transactions and Balances (Details) - Schedule of Companies are Related Parties that had Balances or Transactions with YS Group	12 Months Ended
Dec. 31, 2021
Yisheng Biopharma Co., Ltd [Member]
Schedule of Companies are Related Parties that had Balances or Transactions with YS Group [Abstract]
Name of related parties	An entity controlled by Yi Zhang
Yisheng Biopharma Holdings Ltd.[Member]
Schedule of Companies are Related Parties that had Balances or Transactions with YS Group [Abstract]
Name of related parties	An entity controlled by Yi Zhang
Kaifeng Yisheng Pan-Asia Technology Co., Ltd [Member]
Schedule of Companies are Related Parties that had Balances or Transactions with YS Group [Abstract]
Name of related parties	An entity controlled by Yi Zhang
Beijing Yisheng Xingye Technology Co., Ltd. [Member]
Schedule of Companies are Related Parties that had Balances or Transactions with YS Group [Abstract]
Name of related parties	An entity controlled by Yi Zhang
Changchun Bailong Biotechnology Co., Ltd.[Member]
Schedule of Companies are Related Parties that had Balances or Transactions with YS Group [Abstract]
Name of related parties	An entity controlled by Yi Zhang
Henan Yisheng Huizhong Health Services Co., Ltd. [Member]
Schedule of Companies are Related Parties that had Balances or Transactions with YS Group [Abstract]
Name of related parties	An entity controlled by Yi Zhang
Henan Yisheng Biopharma Co., Ltd.[Member]
Schedule of Companies are Related Parties that had Balances or Transactions with YS Group [Abstract]
Name of related parties	An entity controlled by Yi Zhang
Beijing Huaerdun Kangqi Biotechnology Co., Ltd. [Member]
Schedule of Companies are Related Parties that had Balances or Transactions with YS Group [Abstract]
Name of related parties	An entity controlled by Yi Zhang
Liaoning Yisheng Pan-Asia [Member]
Schedule of Companies are Related Parties that had Balances or Transactions with YS Group [Abstract]
Name of related parties	An entity controlled by Yi Zhang
Yi Zhang [Member]
Schedule of Companies are Related Parties that had Balances or Transactions with YS Group [Abstract]
Name of related parties	Chairman of Board of Directors
Hui Shao [Member]
Schedule of Companies are Related Parties that had Balances or Transactions with YS Group [Abstract]
Name of related parties	Chief Executive Officer
Zhongkai Shi [Member]
Schedule of Companies are Related Parties that had Balances or Transactions with YS Group [Abstract]
Name of related parties	Chief Medical Officer [1]
Nan Zhang [Member]
Schedule of Companies are Related Parties that had Balances or Transactions with YS Group [Abstract]
Name of related parties	Daughter of the Chairman
Xu Zhang [Member]
Schedule of Companies are Related Parties that had Balances or Transactions with YS Group [Abstract]
Name of related parties	Daughter of the Chairman

[1]	Zhongkai Shi resigned in September 2021.